Financial Debt - Recoverable cash and cash advances overview (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of research and development expenses
Total recoverable cash advances	€ 9,051	€ 8,609	€ 9,385	€ 8,871
Non-current	8,769	8,276
Current	282	333
Contract 6472
Disclosure of research and development expenses
Total recoverable cash advances	1,797	1,697
Contract 6839
Disclosure of research and development expenses
Total recoverable cash advances	2,344	2,229
Contract 6840
Disclosure of research and development expenses
Total recoverable cash advances	2,784	2,650
Contract 7388
Disclosure of research and development expenses
Total recoverable cash advances	€ 2,126	€ 2,033